Consolidated Statement of Changes in Stockholder's Deficit (USD $)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2011	$ 3	$ 6,451	$ (1,831)	$ (28,722)	$ (24,099)
Balance, shares at Dec. 31, 2011	33,220	64,512,166
Capital contributed by shareholder			1,524		1,524
Net loss				(25,460)	(25,460)
Balance at Dec. 31, 2012	3	6,451	(307)	(54,182)	(48,035)
Balance, shares at Dec. 31, 2012	33,220	64,512,166
Conversion of preferred stock to common	(3)	17	(14)
Conversion of preferred stock to common, Shares	(33,220)	174,362
Common stock issued in settlement of debt		100	(100)
Common stock issued in settlement of debt, Shares		1,000,000
Common stock issued with convertible debt		75	(75)
Common stock issued with convertible debt, Shares		75,000,000
Effect of merger and recapitalization		65	46		111
Effect of merger and recapitalization, Shares		645,602
Warrants issued with convertible debt			1,297		1,297
Net loss				(111,947)	(111,947)
Balance at Dec. 31, 2013		6,708	847	(166,129)	(158,574)
Balance, shares at Dec. 31, 2013		67,082,130
Warrants issued with convertible debt			36,466		36,466
Common stock issued for restructure of note		100	119,900		120,000
Common stock issued for restructure of note, shares		1,000,000
Conversion of debt		900	34,290		35,190
Conversion of debt, shares		9,000,000
Sale of common stock		26	35,497		35,523
Sale of common stock, shares		355,000
Net loss				(456,453)	(456,453)
Balance at Dec. 31, 2014		$ 7,743	$ 227,000	$ (622,582)	$ (387,848)
Balance, shares at Dec. 31, 2014		77,437,130